Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before Provision for Income Taxes	$ 366,915	$ (594,994)
Dividends Declared	(671,119)	(652,870)
Tax based on Statutory Rates	124,751	(202,298)
Valuation Allowance	$ (583,000)	$ 345,000